Organization and Background - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 28, 2025	Sep. 27, 2024	Mar. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares issued			54,094,232	54,094,232
Payments for merger related costs			$ 55,176	$ 55,176
Adjustment of deferred tax asset liability through additional paid in capital			$ 5,973	5,973
Shares issued, price per share		$ 14
Stock issued during period, value, new issues		$ 119,784		$ 106,762
Payment of underwriting discounts		9,016
Addition of underwriting discounts incurred of offering costs		$ 13,023
Stockholders' equity note, stock split			one-for-one	one-for-one
Conversion of Stock, Shares Issued			54,094,232	54,094,232
Guardian Pharmacy, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subsidiary, ownership percentage, parent			100.00%	100.00%
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock per shares converted				$ 0.001
Right to receive per share cash				1.02
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares issued	13,519,946
Common stock, par or stated value per share			$ 0.001	$ 0.001
Stock issued during period, shares, new issues		9,200,000
Percentage Of Conversion Of Share			25.00%	25.00%
Conversion of Stock, Shares Issued	13,519,946
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues		8,000,000
Common Class A [Member] | Additional Paid-in Capital [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues		1,200,000